Basis of Presentation	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation
1.	Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2020	Percentage of ownership as of December 31, 2019	Principal activities
Sinovac Biotech (Hong Kong) Limited (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	International sales and marketing
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”)	April 2001	People’s Republic of China (“PRC”)	73.09%	73.09%	Research and development, production and sales of vaccine products
Sinovac Life Sciences Co., Ltd. (“Sinovac LS”) (formerly Sinovac Research & Development Co., Ltd.) *	May 2009	PRC	59.24%	100%	Research and development, production and sales of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) **	January 2010	PRC	68%	67.86%	Research and development, production and sales of vaccine products
Sinovac Biomed Co., Ltd.	April 2015	PRC	100%	100%	Distribution of vaccine products
Sinovac Biotech (Singapore) Pte. Ltd. ("Sinovac Singapore")	August 2020	Singapore	100%	—	International sales and marketing

* In December 2020, Sinovac LS secured funding for further development, capacity expansion and manufacturing of the CoronaVac, its COVID-19 vaccine candidate. The investor, Sino Biopharmaceutical Limited, a leading innovative research and development driven pharmaceutical conglomerate in China, through its affiliates invested a total of $527,000 in exchange for 15.38% of the total equity interest of Sinovac LS. Vivo Capital Fund IX, L.P. and Prime Success, L.P., also exercised each of its right to convert its convertible loan that was issued to the Company in May 2020 with a total of $15,000, which after the investment by Sino Biopharmaceutical Limited’s affiliates, Vivo Capital Fund IX, L.P. and Prime Success, L.P. each holds 6.345% stake in Sinovac LS. In September 2020, the board of directors approved an employee share ownership plan where options were granted to officers and employees of the Company, through Keding Investment (Hong Kong) Limited, to purchase up to 15% of equity interest of Sinovac LS upon exercise of the options. The options were fully vested and exercised, and after the investment by Sino Biopharmaceutical Limited’s affiliates, Keding Investment (Hong Kong) Limited holds 12.69% stake in Sinovac LS. Total financing expenses associated with the above transactions was $1,000.

** In November 2020, the Company and Dalian Jin Gang Group, non-controlling shareholder of Sinovac Dalian, each made a capital contribution to Sinovac Dalian with a total of $6,972 and $3,193, respectively.After this capital contribution, our ownership of Sinovac Dalian increased.